Related party transactions - Summary of Stock Options, Stock Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members ( Parenthetical) (Detail) $ in Millions	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 CAD ($) shares
Disclosure of transactions between related parties [line items]
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members | shares	569,470	21,723
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 34	$ 3